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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one.):   [X] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio      March 23, 2007
-------------------------------------   ------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           30

Form 13F Information Table Value Total       155,279
                                          (thousands)

List of Other Included Managers: None


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
             COLUMN 1              COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF             VALUE   SHRS OR SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
          NAME OF ISSUER             CLASS    CUSIP   [x$1000]  PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT HLDG LTD PRT COMMON   01855A101     342     8,300  SH          SOLE                 --    8,300   --
ALLTEL CORP                        COMMON   020039103  12,906   246,024  SH          SOLE                 --  246,024   --
AMERICAN HOME PRODUCTS             COMMON   026609107  25,195   428,850  SH          SOLE                 --  428,850   --
CHEVRON CORPORATION                COMMON   166751107   4,794    54,600  SH          SOLE                 --   54,600   --
CINCINNATI FINANCIAL CORP          COMMON   172062101  22,095   582,417  SH      SHARED-OTHER             --  582,417   --
CINERGY CORP                       COMMON   172474108   1,342    40,000  SH          SOLE                 --   40,000   --
COCA COLA COMPANY                  COMMON   191216100   1,452    32,162  SH          SOLE                 --   32,162   --
DUKE ENERGY CORP                   COMMON   264399106     694    16,230  SH          SOLE                 --   16,230   --
EXXON MOBIL CORPORATION            COMMON   30231G102  25,629   316,403  SH          SOLE                 --  316,403   --
FIFTH THIRD BANCORP                COMMON   316773100   5,582   104,450  SH      SHARED-OTHER             --  104,450   --
FORTUNE BRANDS INC                 COMMON   349631101     695    20,200  SH          SOLE                 --   20,200   --
GENERAL ELECTRIC CO                COMMON   369604103     433    10,352  SH      SHARED-OTHER             --   10,352   --
GUIDANT CORPORATION                COMMON   401698105     702    15,600  SH          SOLE                 --   15,600   --
H J HEINZ COMPANY                  COMMON   423074103   1,158    28,800  SH          SOLE                 --   28,800   --
HOUSEHOLD INTERNATIONAL            COMMON   441815107   4,988    84,200  SH          SOLE                 --   84,200   --
INTEL CORP                         COMMON   458140100     360    13,676  SH          SOLE                 --   13,676   --
JOHNSON & JOHNSON                  COMMON   478160104     437     5,000  SH          SOLE                 --    5,000   --
MEDTRONIC INC                      COMMON   585055106     462    10,100  SH          SOLE                 --   10,100   --
MERCK & COMPANY                    COMMON   589331107  18,861   248,500  SH          SOLE                 --  248,500   --
MICROSOFT CORP                     COMMON   594918104     470     8,600  SH          SOLE                 --    8,600   --
MOLEX INC                          COMMON   608554200   4,570   164,300  SH          SOLE                 --  164,300   --
NATIONAL CITY CORPORATION          COMMON   635405103   2,133    79,740  SH          SOLE                 --   79,740   --
NORTHERN TRUST                     COMMON   665859104   2,500    40,000  SH          SOLE                 --   40,000   --
PIEDMONT NATURAL GAS               COMMON   720186105     281     7,902  SH          SOLE                 --    7,902   --
PNC FINANCIAL SERVICES GROUP       COMMON   693475105   2,642    39,000  SH          SOLE                 --   39,000   --
PROCTER & GAMBLE CORPORATION       COMMON   742718109   6,517   104,100  SH          SOLE                 --  104,100   --
U S BANCORP                        COMMON   902973304   6,656   286,900  SH          SOLE                 --  286,900   --
UNITED PARCEL SERVICE - CL B       COMMON   911312106     674    11,850  SH          SOLE                 --   11,850   --
WELLS FARGO & CO                   COMMON   949746101     455     9,200  SH          SOLE                 --    9,200   --
WORLDCOM INC - WORLDCOM GROUP      COMMON   98157D106     254    13,600  SH          SOLE                 --   13,600   --
                                                                155,279


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